Accumulated Other Comprehensive Income (Tables)	Nov. 18, 2019
Accumulated Other Comprehensive Income (Loss) [Line Items]
Schedule of Accumulated Other Comprehensive Income (Loss)
The following table presents Dominion Energy’s changes in AOCI by component, net of tax:

	Deferred gains and losses on derivatives- hedging activities	Unrealized gains and losses on investment securities	Unrecognized pension and other postretirement benefit costs	Other comprehensive loss from equity method investees	Total
(millions)

Three Months Ended March 31, 2019
Beginning balance	$(235)	$2	$(1,465)	$(2)	$(1,700)
Other comprehensive income before reclassifications: gains (losses)	(24)	16	—	—	(8)
Amounts reclassified from AOCI: (gains) losses (1)	(31)	—	8	—	(23)

Net current period other comprehensive income (loss)	(55)	16	8	—	(31)

Ending balance	$(290)	$18	$(1,457)	$(2)	$(1,731)

Three Months Ended March 31, 2018
Beginning balance	$(302)	$747	$(1,101)	$(3)	$(659)
Other comprehensive income before reclassifications: gains (losses)	111	(13)	—	—	98
Amounts reclassified from AOCI: (gains) losses (1)	8	1	25	—	34

Net current period other comprehensive income (loss)	119	(12)	25	—	132

Cumulative-effect of changes in accounting principle	(64)	(732)	(227)	—	(1,023)
Less other comprehensive income attributable to noncontrolling interest	1	—	—	—	1

Ending balance	$(248)	$3	$(1,303)	$(3)	$(1,551)

(1)	See table below for details about these reclassifications.

Reclassification out of Accumulated Other Comprehensive Income
The following table presents Dominion Energy’s reclassifications out of AOCI by component:

Details about AOCI components	Amounts reclassified from AOCI	Affected line item in the Consolidated Statements of Income
(millions)

Three Months Ended March 31, 2019
Deferred (gains) and losses on derivatives-hedging activities:
Commodity contracts	$(54)	Operating revenue
	(3)	Purchased gas
Interest rate contracts	10	Interest and related charges
Foreign currency contracts	6	Other income

Total	(41)
Tax	10	Income tax expense

Total, net of tax	$(31)

Unrecognized pension and other postretirement benefit costs:
Amortization of prior-service costs (credits)	$(5)	Other income
Amortization of actuarial losses	27	Other income

Total	22
Tax	(14)	Income tax expense

Total, net of tax	$8

Three Months Ended March 31, 2018
Deferred (gains) and losses on derivatives-hedging activities:
Commodity contracts	$12	Operating revenue
	2	Purchased gas
	(7)	Electric fuel and other energy-related purchases
Interest rate contracts	12	Interest and related charges
Foreign currency contracts	(8)	Other income

Total	11
Tax	(3)	Income tax expense

Total, net of tax	$8

Unrealized (gains) and losses on investment securities:
Realized (gain) loss on sale of securities	$1	Other income

Total	1
Tax	—	Income tax expense

Total, net of tax	$1

Unrecognized pension and other postretirement benefit costs:
Amortization of prior-service costs (credits)	$(5)	Other income
Amortization of actuarial losses	31	Other income

Total	26
Tax	(1)	Income tax expense

Total, net of tax	$25

Virginia Electric and Power Company
Accumulated Other Comprehensive Income (Loss) [Line Items]
Schedule of Accumulated Other Comprehensive Income (Loss)
The following table presents Virginia Power’s changes in AOCI by component, net of tax:

	Deferred gains and losses on derivatives- hedging activities	Unrealized gains and losses on investment securities	Total
(millions)

Three Months Ended March 31, 2019
Beginning balance	$(13)	$1	$(12)
Other comprehensive income before reclassifications: gains (losses)	(7)	2	(5)
Amounts reclassified from AOCI: (gains) losses	—	—	—

Net current period other comprehensive income (loss)	(7)	2	(5)

Ending balance	$(20)	$3	$(17)

Three Months Ended March 31, 2018
Beginning balance	$(12)	$74	$62
Other comprehensive income before reclassifications: gains (losses)	5	—	5
Amounts reclassified from AOCI: (gains) losses	—	—	—

Net current period other comprehensive income (loss)	5	—	5

Cumulative-effect of changes in accounting principle	(3)	(73)	(76)

Ending balance	$(10)	$1	$(9)

Dominion Energy Gas Holdings, LLC
Accumulated Other Comprehensive Income (Loss) [Line Items]
Schedule of Accumulated Other Comprehensive Income (Loss)
The following table presents Dominion Energy Gas’ changes in AOCI by component, net of tax:

	Deferred gains and losses on derivatives- hedging activities	Unrecognized pension costs	Total
(millions)

Three Months Ended March 31, 2019
Beginning balance	$(25)	$(144)	$(169)
Other comprehensive income before reclassifications: gains (losses)	(27)	—	(27)
Amounts reclassified from AOCI: (gains) losses (1)	3	1	4

Net current period other comprehensive income (loss)	(24)	1	(23)

Less other comprehensive income attributable to noncontrolling interest	(1)	—	(1)

Ending balance	$(48)	$(143)	$(191)

Three Months Ended March 31, 2018

Beginning balance	$(23)	$(75)	$(98)
Other comprehensive income before reclassifications: gains (losses)	13	—	13
Amounts reclassified from AOCI: (gains) losses (1)	(2)	1	(1)
Net current period other comprehensive income	11	1	12

Cumulative-effect of changes in accounting principle	(5)	(21)	(26)

Less other comprehensive income attributable to noncontrolling interest	1	—	1

Ending balance	$(16)	$(95)	$(113)

(1)	See table below for details about these reclassifications.

Reclassification out of Accumulated Other Comprehensive Income
The following table presents Dominion Energy Gas’ reclassifications out of AOCI by component:

Details about AOCI components	Amounts reclassified from AOCI	Affected line item in the Consolidated Statements of Income
(millions)

Three Months Ended March 31, 2019
Deferred (gains) and losses on derivatives-hedging activities:
Commodity contracts	$(2)	Net income from discontinued operations
Interest rate contracts	(1)	Interest and related charges
Foreign currency contracts	6	Other income

Total	3
Tax	—	Income tax expense

Total, net of tax	$3

Unrecognized pension costs:
Actuarial losses	$2	Other income

Total	2
Tax	(1)	Income tax expense

Total, net of tax	$1

Three Months Ended March 31, 2018
Deferred (gains) and losses on derivatives-hedging activities:
Commodity contracts	$3	Net income from discontinued operations
Interest rate contracts	2	Interest and related charges
Foreign currency contracts	(8)	Other income

Total	(3)
Tax	1	Income tax expense

Total, net of tax	$(2)

Unrecognized pension costs:
Actuarial losses	$2	Other income

Total	2
Tax	(1)	Income tax expense

Total, net of tax	$1